Financial (Income)/Expense, net	12 Months Ended
Dec. 31, 2025
Financial (Income)/Expense, net
Financial (Income)/Expense, net
20.	Financial (Income)/Expense, net

During the years ended December 31, 2025, 2024 and 2023, the Company recorded financial expense, net which is summarized as follows (figures are in thousands of USD):

	Year Ended December 31,
	2025	2024	2023

Interest income	$(1,595)	$(2,363)	$(1,524)
Foreign exchange (income)/loss, net	(1,056)	2,107	(3,355)
Bank fees	289	343	213
Total financial (income)/expense, net	$(2,362)	$87	$(4,666)